BMC FUND, INC.

SCHEDULE OF INVESTMENTS (Unaudited)

July 31, 2021

		Coupon					Percent
		Interest	Maturity	Face		Market	of Net
Debt Issuer		Rate	Date	Amount	Cost	Value	Assets
FIXED INCOME:
CORPORATE BONDS:
BRINKER INTL INC		3.875%	5/15/2023	100,000	99,401	103,250
VOYA FINANCIAL INC		5.650%	5/15/2053	150,000	150,000	158,613
LINCOLN NATL CORP IND		4.997%	5/17/2066	125,000	94,887	112,482
FPL GROUP CAP INC		6.350%	10/1/2066	586,000	562,791	556,656
PP&L CAP FUNDING FLT RATE		5.051%	3/30/2067	500,000	500,000	500,970
WISCONSIN ENERGY		4.728%	5/15/2067	250,000	241,441	234,685
TRANSCANADA PIPELINES LTD		6.350%	5/15/2067	250,000	198,941	223,111
JP MORGAN CHASE CAP XXIII	[5]	3.700%	5/15/2077	250,000	233,112	214,336
BUCKEYE PARTNERS LP		6.375%	1/22/2078	450,000	336,881	416,394
LEHMAN BROTHERS HLDGS NIKKEI INDEX	[1,2,3]	0.000%	9/29/2008	3,000,000	1,607,047	-
LEHMAN BROTHERS HLDGS EAFE INDEX	[1,2,3]	0.000%	11/15/2008	1,000,000	527,358	-
LEHMAN BROTHERS HLDGS MEDIUM TERM NOTE	[1,2,3]	0.000%	3/15/2011	2,500,000	1,338,001	-
				9,161,000	5,889,860	2,520,497	2.22%

MUNICIPAL BONDS:
VIRGIN ISLANDS PUB FIN AUTH		6.625%	10/1/2029	100,000	88,222	100,812
VIRGIN ISLANDS PUB FIN AUTH		6.750%	10/1/2037	1,200,000	1,006,744	1,209,744
				1,300,000	1,094,966	1,310,556	1.15%

TOTAL INVESTMENTS IN FIXED INCOME				$10,461,000	$6,984,826	$3,831,053	3.37%

BMC FUND, INC.

SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

July 31, 2021

				Percent
	Shares		Market	of Net
Company Name	Held	Cost	Value	Assets
MUTUAL FUNDS:
BOND MUTUAL FUNDS:
FPA NEW INCOME INC COM	10,000.00	100,000	100,200
PIMCO FDS INCOME FUND INSTL	128,944.70	1,500,000	1,558,941
TOTAL BOND MUTUAL FUNDS		1,600,000	1,659,141	1.46%

STOCK MUTUAL FUNDS:

INTERNATIONAL EQUITIES
Diversified Emerging Markets
PZENA EMERGING MARKETS VALUE FUND INST	47,531.27	500,000	582,258
		500,000	582,258	0.51%

TOTAL INTERNATIONAL EQUITIES		500,000	582,258	0.51%

SPECIALTY FUNDS
Conservative Allocation
VANGUARD WELLESLEY INCOME INV	20,045.04	422,892	597,342	0.53%

Diversified Emerging Markets
VANGUARD EMERGING MARKETS SEL STK INV SHRS	22,255.64	500,000	608,469	0.54%

Mid Cap Blend
AKRE FOCUS FUND INSTL	5,590.87	128,758	369,277	0.33%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
July 31, 2021

Company Name		Shares Held	Cost	Market Value	Percent of Net Assets
MUTUAL FUNDS:
Moderate Allocation
FPA CRESCENT PORTFOLIO		49,409.16	1,525,303	1,962,532	1.73%

Precious Metals
ISHARES SILVER TRUST	[3]	23,802.00	399,993	562,441
SPDR GOLD SHARES	[3]	5,000.00	486,825	849,100
VANECK VECTORS GOLD MINERS		10,832.00	277,635	378,254
			1,164,453	1,789,795	1.58%

Utilities
UTIL SELECT SECTOR SPDR ET		11,000.00	357,288	725,670	0.64%

TOTAL SPECIALTY FUNDS			4,098,694	6,053,085	5.33%

TOTAL STOCK MUTUAL FUNDS			4,598,694	6,635,343	5.84%

TOTAL INVESTMENTS IN MUTUAL FUNDS			$6,198,694	$8,294,484	7.30%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
July 31, 2021

			Market	Percent of
Company Name		Cost	Value	Net Assets
OTHER INVESTMENTS:

LIMITED PARTNERSHIPS:
BAM CREDIT OPPORTUNITIES FUND	[2,3]	1,000,000	1,101,052
ELLIOTT ASSOCIATES LP CL B	[2,3]	3,000,000	7,906,000
GRAHAM INSTITUTIONAL PARTNERS LP	[2,3]	2,365,123	2,524,527
GREENLIGHT MASTERS QUALIFIED LP	[2,3]	500,000	2,547,103
INFINITY PREMIER FUND, LP	[2,3]	1,500,000	2,801,225
LITESPEED PARTNERS, LP	[2,3]	664,400	1,642,292
MORROCROFT SPECIAL OPPORTUNITY FUND II, LP	[2,3]	-	48,612
MUDRICK DISTRESSED OPPORTUNITY DRAWDOWN FUND II, L.P.	[2,3]	3,496,363	5,018,773
OAKTREE ENHANCED INCOME FUND II, LP	[2,3]	-	26,991
OLD WELL EMERGING MARKETS FUND	[2,3]	1,000,000	1,508,756
PRIVET FUND LP	[2,3]	1,000,000	1,560,984
SEGRA RESOURCE ONSHORE PARTNERS, LP	[2,3]	250,000	614,471
SJC ONSHORE DIRECT LENDING FUND IV - 5 YEAR, L.P.	[2,3]	966,872	1,002,678
STARK INVESTMENTS LP	[2,3]	22,609	58,514
VIRGO SOCIETAS III (ONSHORE) LP	[2,3]	915,301	1,679,009
WALNUT INVESTMENT PARTNERS	[2,3]	235,567	-
WORLDWIDE OPPORTUNITY FUND (CAYMAN) LTD. CL A-A46	[2,3]	2,000,000	2,409,354
TOTAL LIMITED PARTNERSHIPS		18,916,235	32,450,341	28.57%

TOTAL OTHER INVESTMENTS		$18,916,235	$32,450,341	28.57%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
July 31, 2021

						Percent
Sectors and	Shares				Market	of Net
Industries	Held	Company Name		Cost	Value	Assets
COMMON STOCKS:

COMMUNICATION SERVICES
Communication Services	4,500.00	BCE INC COM		191,785	224,595
	2,000.00	SK TELECOM LTD SPONSORED A		27,904	58,140
				219,689	282,735	0.25%

	1,151.00	ALPHABET INC CAP STK CL C		705,824	3,112,787
Media and Entertainment	700.00	FACEBOOK INC CL A		117,131	249,410
	250.00	GRAHAM HOLDINGS CO COM CL B		102,330	166,165
	11,857.00	MADISON SQUARE GRDN EN CL		1,073,459	829,516
				1,998,744	4,357,878	3.84%

Interactive Home Entertainment	2,000.00	NINTENDO LTD ADR		145,970	128,500
				145,970	128,500	0.11%

TOTAL COMMUNICATION SERVICES				2,364,403	4,769,113	4.20%

CONSUMER DISCRETIONARY
Consumer Discretionary	500.00	WHIRLPOOL CORP COM		55,842	110,770
				55,842	110,770	0.10%

Consumer Durables & Apparel	55.00	NVR INC COM		267,491	287,243
				267,491	287,243	0.25%

Hotels, Restaurants & Leisure	1,500.00	CAESARS ENTERTAINMENT COM		121,293	131,040
	1,980.00	STARBUCKS CORPORATION		125,730	240,431
				247,023	371,471	0.33%

Media & Entertainment	1,330.00	THE WALT DISNEY COMPANY		145,582	234,107
				145,582	234,107	0.21%

Retailing	5,000.00	QURATE RETAIL INC COM SER		51,275	59,300
				51,275	59,300	0.05%

Specialty Retail	500.00	GENUINE PARTS CO COM		47,272	63,460
				47,272	63,460	0.06%

TOTAL CONSUMER DISCRETIONARY				814,485	1,126,351	0.99%

CONSUMER STAPLES

Discount Stores	900.00	DOLLAR GEN CORP COM		63,635	209,376
	4,665.00	DOLLAR TREE INC COM	[3]	369,771	465,520
				433,406	674,896	0.59%

Food & Staples Retailing	2,500.00	KROGER CO COM		78,875	101,750
	1,500.00	WAL-MART STORES INC COM		193,790	213,825
				272,665	315,575	0.28%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
July 31, 2021

					Percent
Sectors and	Shares			Market	of Net
Industries	Held	Company Name	Cost	Value	Assets
COMMON STOCKS:

Food, Beverage & Tobacco	50,265.00	ALTRIA GROUP INC COM	2,160,828	2,414,731
	218,200.00	AMBEV SA SPONSORED ADR	496,970	691,694
	15,000.00	ANHEUSER-BUSCH INBEV SA/NV	973,044	944,700
	2,000.00	COCA COLA CO COM	95,569	114,060
	14,495.00	COCA COLA FEMSA S A B SPON	646,222	819,982
	1,500.00	CONSTELLATION BRANDS CL A	136,078	336,510
	7,110.00	FOMENTO ECONOMICO MEXI SPO	484,449	621,201
	500.00	GENERAL MILLS INC COM	20,240	29,430
	13,745.00	PHILIP MORRIS INTL COM	1,019,125	1,375,737
			6,032,525	7,348,045	6.47%

Household & Personal Products	2,500.00	KIMBERLY CLARK CORP COM	339,817	339,300
	275.00	PROCTER & GAMBLE CO COM	18,418	39,113
			358,235	378,413	0.33%

TOTAL CONSUMER STAPLES			7,096,831	8,716,929	7.68%

ENERGY
Energy	5,404.00	EXXON MOBIL CORP COM	319,463	311,108
	9,000.00	SUNOCO INC COM	215,850	342,090
	8,000.00	VALERO ENERGY CORP COM STK	586,371	535,760
			1,121,684	1,188,958	1.05%

Natural Resources	3,500.00	OASIS MIDSTREAM PARTNERS COM	64,813	77,700
			64,813	77,700	0.07%

Pipelines	3,500.00	DELEK LOGISTICS PARTNERS LP	103,142	146,370
	11,999.00	ENBRIDGE INC	390,852	472,161
	12,800.00	ENERGY TRANSFER PARTNERS LP	234,907	126,208
	10,000.00	ENTERPRISE PRODUCTS PARTNERS LP	289,870	225,700
	3,000.00	HOLLY ENERGY PARTNERS	86,820	61,800
	2,000.00	KNOT OFFSHORE PARTNERS COM	41,752	36,800
			1,147,343	1,069,039	0.94%

TOTAL ENERGY			2,333,840	2,335,697	2.06%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
July 31, 2021

						Percent
Sectors and	Shares				Market	of Net
Industries	Held	Company Name		Cost	Value	Assets
COMMON STOCKS:

FINANCIALS
Banks	5,000.00	BANK OF AMERICA CORP COM		96,603	191,800
	300.00	SVB FINANCIAL GROUP COM		102,165	164,988
	7,500.00	TRUIST FINANCIAL CORP COM		303,297	408,225
				502,065	765,013	0.67%

Diversified Financials	6,000.00	ALLIANCE BERNSTEIN HLDG UN		179,729	289,620
	3,500.00	BERKSHIRE HATHAWAY INC CL B	[3]	387,075	974,015
	23,000.00	BLACKSTONE GROUP LP COM		710,384	2,651,210
	13,000.00	BLACKSTONE MTG TR INC COM		415,992	421,460
	246.61	BROOKFIELD ASSET MGMT COM		12,861	13,314
	8,000.00	CARLYLE GROUP LP COM		194,150	403,760
	800.00	CME GROUP		129,728	169,704
	5,000.00	COMPASS DIVERSIFIED HOLDINGS		68,434	124,850
	16,042.00	GOLUB CAPITAL BDC INC COM		226,471	253,143
	1,000.00	INTERNCONTINENTAL EXCHANGE COM		74,845	119,830
	13,075.00	LOGAN RIDGE FIN CORP COM		1,363,703	338,250
	1,000.00	MORGAN STANLEY COM NEW		49,351	95,980
	500.00	PRICE T ROWE GROUP INC COM		95,617	102,080
	150.00	QURATE RETAIL INC NT CAL 3		-	16,272
	12,700.00	STARWOOD PPTY TR INC COM		280,188	330,581
				4,188,528	6,304,069	5.55%

Insurance	1,500.00	AON PLC SHS CL A		121,687	390,045
	5,000.00	OLD REP INTL CORP COM		84,276	123,300
	2,000.00	PROGRESSIVE CORP OHIO		188,910	190,320
	2,500.00	TRAVELERS COMPANIES COM		203,356	372,300
	5,000.00	ZURICH INS GROUP LTD SPONS ARD		148,815	201,700
				747,044	1,277,665	1.13%

TOTAL FINANCIALS				5,437,637	8,346,747	7.35%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
July 31, 2021

						Percent
Sectors and	Shares				Market	of Net
Industries	Held	Company Name		Cost	Value	Assets
COMMON STOCKS:

HEALTH CARE
Health Care Equipment & Services	2,500.00	CARDINAL HEALTH INC COM		135,894	148,450
	3,000.00	DAVITA HEALTHCARE PART COM	[3]	196,152	360,750
	7,000.00	HOLOGIC INC COM	[3]	319,008	525,280
	3,550.00	LABORATORY CORP AMER HLDGS	[3]	420,439	1,051,333
	5,500.00	MCKESSON CORP COM		718,503	1,121,065
	4,000.00	QUEST DIAGNOSTICS INC COM		284,804	567,200
	600.00	STRYKER CORP		112,156	162,564
				2,186,956	3,936,642	3.47%

Pharmaceuticals & Biotechnology	3,500.00	ABBVIE INC		310,988	407,050
	1,000.00	AMGEN INC COM		222,683	241,540
	10,000.00	ASTRAZENECA PLC SPONSORED		235,531	572,400
	25,000.00	BAYER A G SPONSORED ADR		418,325	371,500
	1,500.00	BRISTOL MYERS SQUIBB CO CO		86,655	101,805
	2,592.00	ELI LILLY & CO COM		114,185	631,152
	500.00	IQVIA HOLDINGS INC COM		49,545	123,850
	1,500.00	MERCK & CO INC COM		107,345	115,305
	5,500.00	PFIZER INC COM		201,377	235,455
	1,000.00	SEATTLE GENETICS INC COM		49,131	153,390
				1,795,765	2,953,447	2.60%

TOTAL HEALTH CARE				3,982,721	6,890,089	6.07%

INDUSTRIALS
Capital Goods	1,500.00	3M COMPANY		222,931	296,910
	4,000.00	ABB LTD SPONSORED ADR	[3]	100,795	146,480
	515.00	LOCKHEED MARTIN CORP COM		180,322	191,410
	1,500.00	STURM RUGER & CO INC COM		109,373	111,540
				613,421	746,340	0.66%

Commercial Services & Supplies	500.00	WASTE MGMT INC DEL COM		17,412	74,130
				17,412	74,130	0.07%

Transportation	3,320.00	AVIS BUDGET GROUP COM		257,865	274,796
	500.00	EXPEDITORS INTL OF WASHINGTON COM		44,448	64,125
	6,000.00	FORTRESS TRANS INFRST COM		95,790	171,540
				398,103	510,461	0.45%

Transportation Infrastructure	7,500.00	GRUPO AEROPORTUARIO DE SPO		230,257	366,900
	2,500.00	GRUPO AEROPORTUARIO DE SPO		271,470	453,050
	1,000.00	GRUPO AEROPUERTO DEL P SPO		64,309	114,710
				566,036	934,660	0.82%

TOTAL INDUSTRIALS				1,594,972	2,265,591	1.99%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
July 31, 2021

					Percent
Sectors and	Shares			Market	of Net
Industries	Held	Company Name	Cost	Value	Assets
COMMON STOCKS:

INFORMATION TECHNOLOGY

Hardware & Equipment	10,200.00	CISCO SYSTEMS INC	400,934	564,774
	9,500.00	CORNING INC COM	215,855	397,670
			616,789	962,444	0.85%

Software & Services	1,500.00	CITRIX SYS INC COM	164,058	151,125
	1,250.00	MICROSOFT CORP COM	122,462	356,138
	4,500.00	ORACLE CORP COM	189,460	392,130
			475,980	899,393	0.79%

Technology Hardware & Equipment	12,000.00	APPLE INC COM	411,814	1,750,320
	1,500.00	INTEL CORP COM	75,707	80,580
	1,000.00	NETAPP INC COM	41,930	79,590
	2,700.00	SEAGATE TECHNOLOGY SHS	108,598	237,330
			638,049	2,147,820	1.89%

TOTAL INFORMATION TECHNOLOGY			1,730,818	4,009,657	3.53%

MATERIALS	3,500.00	BHP BILLITON LTD SPONSORED	269,384	274,960
	3,000.00	CHEMOURS CO COM	48,440	99,750
	2,026.00	DOW CHEM CO COM	74,429	125,936
	500.00	ECOLAB INC COM	52,645	110,415
	2,400.00	F M C CORP COM	192,996	256,680
	500.00	MITSUI & CO LTD SPONSORED	182,130	230,020
	1,000.00	SEALED AIR CORP NEW	55,555	56,750
TOTAL MATERIALS			875,579	1,154,511	1.02%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
July 31, 2021

					Percent
Sectors and	Shares			Market	of Net
Industries	Held	Company Name	Cost	Value	Assets
COMMON STOCKS:

REAL ESTATE
Real Estate	4,500.00	BROADMARK RLTY CAP INC COM	50,675	46,665
	3,000.00	CYRUSONE INC COM	195,359	213,810
	2,000.00	DIGITAL RLTY TR INC COM	221,501	308,320
	12,000.00	EASTERLY GOVT PPTYS COM	214,136	272,400
	44,385.00	EQUITY COMWLTH COM SH BEN	1,200,514	1,166,882
	10,000.00	HANNON ARMSTRONG SUST COM	153,105	568,000
	6,500.00	IRON MTN INC NEW COM	209,420	284,440
	15,000.00	MEDICAL PPTYS TR INC COM	185,835	315,450
	2,000.00	OMEGA HEALTHCARE INVS COM	60,291	72,560
	6,000.00	PHYSICIANS RLTY TR COM	112,435	113,700
	3,000.00	TANGER FACTORY OUTLET COM	57,315	51,510
	3,000.00	TRITON INTL LTD CL A	143,190	158,370
	500.00	W P CAREY & CO LLC COM	31,927	40,345
			2,835,703	3,612,452	3.18%

REIT	500.00	PROLOGIS TR SH BEN INT	41,266	64,020
			41,266	64,020	0.06%

TOTAL REAL ESTATE			2,876,969	3,676,472	3.24%

UTILITIES	500.00	AMERICAN STS WTR CO COM	19,159	44,160
	166.00	BROOKFIELD INFRASTRUCT SB VTG SHS A	-	10,750
	1,500.00	BROOKFIELD INFRASTRUCTURE	67,156	81,120
	6,500.00	DOMINION RES INC VA COM	330,756	486,655
	3,387.00	DUKE ENERGY CORP COM	284,791	356,008
	1,000.00	ENTERGY CORP NEW COM	69,388	102,920
	3,500.00	NEXTERA ENERGY INC COM	268,997	272,650
	5,000.00	SOUTHERN CO COM	209,871	319,350
	2,256.00	WEC ENERGY GROUP INC COM	89,900	212,380
TOTAL UTILITIES			1,340,018	1,885,993	1.66%

RIGHTS ATTACHED TO COMMON STOCKS
	725.00	OCCIDENTAL PETROLEUM CORP COM	-	7,779
			-	7,779	0.01%

TOTAL INVESTMENTS IN COMMON STOCKS			$30,448,273	$45,184,929	39.79%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued)
July 31, 2021

					Percent
		Contracts		Market	of Net
Company Name		Held	Cost	Value	Assets
CALL OPTIONS:
ISHARES BARCLAY 20 CALL OPTION, $150 EXP 9/17/21	[3]	140.00	$22,611	$41,300
ISHARES BARCLAY 20 CALL OPTION, $150 EXP 10/15/21	[3]	140.00	$30,922	$53,200
			53,533	94,500	0.08%
TOTAL INVESTMENTS IN OPTIONS			$53,533	$94,500	0.08%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
July 31, 2021

		Coupon					Percent
		Interest	Maturity	Shares		Market	of Net
Company Name		Rate	Date	Held	Cost	Value	Assets
PREFERRED STOCKS:
BROOKFIELD PROPERTY PARTNERS LP PFD CL A	[4,5]	6.250%	N/A	177.00	4,456	4,427
CAPITAL ONE FINANCIAL CORP FIXED-FLOATING	[4,5]	5.550%	N/A	100,000.00	83,034	100,240
CIT GROUP INC-FLOATING	[4,5]	5.800%	N/A	250,000.00	252,500	256,750
COMPASS DIVERSIFIED HOLDINGS PFD	[4,5]	7.250%	N/A	7,500.00	174,028	192,675
COMPASS DIVERSIFIED HOLDINGS	[4,5]	7.880%	N/A	9,000.00	208,121	238,590
GENERAL ELECTRIC CO PERP PFD SER B FIXED-FLOATING	[4,5]	4.100%	N/A	250,000.00	250,000	229,375
JP MORGAN CHASE & CO FIXED-FLOATING	[4,5]	5.000%	N/A	150,000.00	149,992	149,880
JP MORGAN CHASE & CO PFD	[4,5]	4.625%	N/A	150,000.00	148,409	152,070
NEW YORK MTG TR INC PFD	[4]	7.750%	N/A	2,000.00	49,337	50,352
PNC FINANCIAL SERVICES GROUP INC-FLOATING	[4,5]	4.850%	N/A	250,000.00	257,440	260,375
SUNTRUST BANKS INC-FLOATING	[4,5]	5.050%	N/A	250,000.00	258,750	256,560
TOTAL INVESTMENTS IN PREFERRED STOCKS					$1,836,067	$1,891,294	1.67%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Concluded) (Unaudited)
July 31, 2021

			Market	Percent of
	Company Name	Cost	Value	Net Assets
Short-term Investments	MFB NI Treasury Money Market Fund	$19,752,812	$19,752,812	17.39%

TOTAL INVESTMENTS - MARKET VALUE			111,499,413	98.18%

TOTAL OTHER ASSETS IN EXCESS OF LIABILITIES			2,070,379	1.82%

TOTAL NET ASSETS			$113,569,792	100.00%

1In default

2Market value determined by the Fund's Board of Directors

3Non-income producing security

4Perpetual security.  Maturity date is not applicable.

5Variable rate security.  The rate shown is the coupon as of the end of the reporting period.

BMC FUND, INC.
SCHEDULE OF OPEN WRITTEN OPTION CONTRACTS (Unaudited)
July 31, 2021

					Percent
		Contracts		Market	of Net
Company Name		Held	Cost	Value	Assets
CALL OPTIONS:
BHP GROUP LTD CALL OPTION, $87.50 EXP 9/17/21	[3]	(7.00)	(1,224)	(350)
VALERO ENERGY CALL OPTION, $95 EXP 9/17/21	[3]	(40.00)	(9,139)	(400)
TOTAL CALL OPTIONS - LIABILITIES			(10,363)	(750)	0.00%

PUT OPTIONS:
CONSTELLATION PUT OPTION, $205 EXP 10/15/21	[3]	(20.00)	(12,969)	(6,000)
DUKE ENERGY CO PUT OPTION, $95 EXP 10/15/21	[3]	(30.00)	(10,154)	(2,550)
PRICE T ROWE G PUT OPTION, $170 EXP 10/15/21	[3]	(10.00)	(5,584)	(1,150)
SEALED AIR CORP PUT OPTION, $50 EXP 10/15/21	[3]	(10.00)	(1,745)	(600)
TOTAL PUT OPTIONS - LIABILITIES			(30,452)	(10,300)	-0.01%
TOTAL CALL AND PUT OPTIONS - LIABILITIES			$(40,815)	$(11,050)	-0.01%

BMC FUND, INC.
NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS
July 31, 2021

1.	ORGANIZATION

BMC Fund, Inc. (the “Company”) is a closed-end, diversified investment company registered under the Investment Company Act of 1940, as amended. Prior to becoming a regulated investment company on April 1, 1981, BMC Fund, Inc. operated as a regular corporation. The following is a summary of significant accounting policies followed by the Company in the preparation of its financial statements.

2.	SIGNIFICANT ACCOUNTING POLICIES

A.    Investment Valuations – The investment securities are stated at fair value as determined by closing prices on national securities exchanges. Investment securities include corporate bonds, mutual funds, and common and preferred stocks.

The investments in limited partnerships, other investments and venture capital are stated at estimated fair value as determined by the management of these investments and are approved by the Company’s Valuation Committee after giving consideration to historical and projected financial results, economic conditions, financial condition of investee and other factors and events subject to change, and ratified by the Company’s Board of Directors. Because of the inherent uncertainty of those valuations, the estimated values may differ significantly from the values that would have been used had a ready market value for the investments existed, and these differences could be material.

B.    Basis of Presentation – The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”) as detailed in the Financial Accounting Standards Board’s Accounting Standards Codification.

C.     Investment Transactions – Investment transactions are accounted for on the date the order to buy or sell is executed. Realized gains and losses on investments are determined on the basis of specific identification of issues sold or matured. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Realized gains and losses on foreign currency transactions are included with realized gains and losses on investments.

D.    Option Writing – When the Company writes an option, an amount equal to the premium received by the Company is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Company on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Company has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Company. The Company as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

BMC FUND, INC.
NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS
July 31, 2021

E.     Income Taxes – No federal tax provision is required as it is the Company’s policy to comply with the provisions of Subchapter M of the Internal Revenue Code of 1954, as amended, including the distribution to its shareholders of substantially all of its income and any capital gains not offset by capital losses. Also, no state income tax provision has been provided because the states in which the Company has income recognize the tax exempt status of a regulated investment company.

The Company did not have an accrual for uncertain tax positions as deductions taken and benefits accrued are based on widely understood administrative practices and procedures, and are based on clear and unambiguous tax law. Tax returns for all years 2017 and thereafter are subject to possible future examinations by tax authorities.

F.      Dividend Policy – It is the Company’s policy to pay dividends during the year in sufficient amounts to meet the requirements to maintain its status as a regulated investment company.

G.    Cash and Short-Term Investments – For purposes of financial reporting, the Company considers all investments at financial institutions with original maturities of three months or less to be equivalent to cash. Short-term money market investments managed by third party investors are included in investment securities.

H.    Use of Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

I.        Fair Value Measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the “exit price”) in an orderly transaction between market participants at the measurement date.

In determining fair value, the Company uses various valuation techniques. A fair value hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs are to be used when available. Valuation techniques that are consistent with the market or income approach are used to measure fair value. The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1 - Valuations based on unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

BMC FUND, INC.
NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS
July 31, 2021

Level 2 - Valuations based on inputs, other than quoted prices included in Level 1, that are observable either directly or indirectly.

Level 3 - Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

Fair value is a market-based measure, based on assumptions of prices and inputs considered from the perspective of a market participant that are current as of the measurement date, rather than an entity-specific measure. Therefore, even when market assumptions are not readily available, the Company's own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date.

The availability of valuation techniques and observable inputs can vary from investment to investment and are affected by a wide variety of factors, including the type of investment, whether the investment is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the investments existed. Accordingly, the degree of judgment exercised by the Company in determining fair value is greatest for investments categorized in Level 3. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes fair value information for assets and liabilities measured on a recurring basis as of July 31, 2021.

Asset Description (1)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income	$3,831,053	$-	$-	$3,831,053
Bond Mutual Funds	1,659,141	-	-	1,659,141
Stock Mutual Funds	6,635,343	-	-	6,635,343
Common Stocks – Publicly Traded	45,279,429	-	-	45,279,429
Preferred Stocks – Publicly Traded	1,891,294	-	-	1,891,294
Cash and Cash Equivalents	19,752,812	-	-	19,752,812
Limited Partnerships – Measured at NAV (2)	-	-	-	32,450,341
Total Investments	$79,049,072	$-	$-	$111,499,413

BMC FUND, INC.
NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS
July 31, 2021

Liability Description (1)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Call Options	$(750)	$-	$-	$(750)
Put Options	(10,300)	-	-	(10,300)
Total Investments	$(11,050)	$-	$-	$(11,050)

(1)	There were no transfers between Level 1, Level 2 and Level 3 during the period.
(2)	Certain investments measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.

3.	UNREALIZED APPRECIATION AND DEPRECIATION ON INVESTMENTS (tax basis)

The amount of net unrealized appreciation (depreciation) and the cost of investment securities for tax purposes, including short-term securities as July 31, 2021, were as follows:

Gross appreciation (excess of value over tax cost)	$32,727,168
Gross depreciation (excess of tax cost over value)	(5,418,195)
Net unrealized appreciation	$27,308,973
Cost of investments for income tax purposes	$84,190,440

4.	OPTIONS WRITTEN

As of July 31, 2021, portfolio securities valued at $121,962 were held in escrow by the custodian as cover for call options written by the Company.

Transactions in options written during the quarter ended July 31, 2021 were as follows:

	Number of Contracts	Premiums Received
Options outstanding at October 31, 2020	745	$447,627
Options written	803	297,926
Options terminated in closing purchase transactions	(318)	(157,982)
Options expired	(1,158)	(546,756)
Options exercised	(0)	(0)
Options outstanding at July 31, 2021	72	$40,815

BMC FUND, INC.
NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS
July 31, 2021

5.	PLEDGED COLLATERAL

As of July 31, 2021, cash in the amount of $915,000 was pledged as collateral for put options sold by the Company.

6.	IMPAIRED SECURITIES

Selected securities at the end of the year have significant investment impairment issues. These selected securities have an aggregate cost basis of $3,707,973 and have been assigned no value at July 31, 2021.